(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund)
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Convertible Securities Fund - Classes R & W) (Columbia Convertible Securities Fund)	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Convertible Securities Fund - Classes R & W) (Columbia Convertible Securities Fund)		Class R Shares	Class W Shares
Management fees	[1]	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees		0.50%	0.25%
Other expenses	[2]	0.25%	0.25%
Total annual Fund operating expenses		1.57%	1.32%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Convertible Securities Fund) (Columbia Convertible Securities Fund - Classes R & W) (USD $)	1 year	3 years	5 years	10 years
Class R Shares	160	496	855	1,867
Class W Shares	134	418	723	1,590

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as "junk bonds." The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Investment Manager considers a number of factors in identifying investment opportunities and constructing the Fund's portfolio, including, among others:

  overall economic and market conditions;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

  the characteristics of the security, including its conversion feature.

The Investment Manager tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Investment Manager also may convert securities to common shares when it believes it's appropriate to do so.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Short Sales Risk ��� A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R shares and Class W shares of the Fund commenced operations as of the date of this prospectus; therefore, performance information for these share classes is not yet available. The returns shown in the bar chart for all periods are the returns of Class A shares of the Fund, which are not offered in this prospectus, and the average annual total return table includes the returns of Class A shares (without applicable sales charges). Class R shares and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class R shares or Class W shares and Class A shares, respectively. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

[1]
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  12.42%

Worst: 4th quarter 2008: -17.91%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Average Annual Total Returns (Columbia Convertible Securities Fund) Class A Shares	1 year	5 years	10 years
(Columbia Convertible Securities Fund - Classes R & W)	12.18%	3.03%	3.37%
returns after taxes on distributions (Columbia Convertible Securities Fund - Classes R & W)	10.97%	1.41%	1.92%
returns after taxes on distributions and sale of Fund shares (Columbia Convertible Securities Fund - Classes R & W)	8.01%	1.94%	2.21%
Returns before taxes (without sales charges) (Columbia Convertible Securities Fund - Classes R & W)	19.05%	4.26%	3.98%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Growth Fund II)	Class I Shares (Columbia Small Cap Growth Fund II - Class I)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Growth Fund II)		Class I Shares (Columbia Small Cap Growth Fund II - Class I)
Management fees	[1]	0.82%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.10%
Total annual Fund operating expenses		0.92%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Small Cap Growth Fund II) (USD $)	1 year	3 years	5 years	10 years
Class I Shares (Columbia Small Cap Growth Fund II - Class I)	94	293	509	1,131

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $48 million and $3.7 billion as of October 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[2]
Year by Year Total Return (%) as of December 31 Each Year	[2]

Best and Worst Quarterly Returns During this Period

Best:  4th quarter 2001:  20.78%

Worst: 4th quarter 2008: -28.48%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Growth Fund II) Class Z Shares	1 year	5 years	10 years
(Columbia Small Cap Growth Fund II - Class I)	27.95%	3.80%	2.16%
returns after taxes on distributions (Columbia Small Cap Growth Fund II - Class I)	27.95%	2.07%	1.14%
returns after taxes on distributions and sale of Fund shares (Columbia Small Cap Growth Fund II - Class I)	18.17%	2.76%	1.59%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund)
Investment Objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500�� Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Large Cap Index Fund)	Class I Shares (Columbia Large Cap Index Fund - Class I)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Large Cap Index Fund)	Class I Shares (Columbia Large Cap Index Fund - Class I)
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Large Cap Index Fund) (USD $)	1 year	3 years	5 years	10 years
Class I Shares (Columbia Large Cap Index Fund - Class I)	20	64	113	255

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor's (S&P) 500�� Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500�� Index.

Different common stocks have different weightings in the S&P 500�� Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P 500�� Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P 500�� Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Investment Manager, which is currently included in the S&P 500�� Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500�� Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P 500�� Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500�� Index, changes in the number of shares issued by the companies represented in the S&P 500�� Index, and by the timing and amount of shareholder purchases and redemptions.

The Investment Manager may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[3]
Year by Year Total Return (%) as of December 31 Each Year	[3]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  15.86%

Worst: 4th quarter 2008: -21.97%

Average Annual Total Return as of December 31, 2010
The table compares the Fund's returns for each period with those of the S&P 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Large Cap Index Fund) Class Z Shares	1 year	5 years	10 years
(Columbia Large Cap Index Fund - Class I)	14.88%	2.18%	1.23%
returns after taxes on distributions (Columbia Large Cap Index Fund - Class I)	14.59%	1.84%	0.84%
returns after taxes on distributions and sale of Fund shares (Columbia Large Cap Index Fund - Class I)	10.05%	1.81%	0.89%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund)
Investment Objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) SmallCap 600�� Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Index Fund)	Class I Shares (Columbia Small Cap Index Fund - Class I)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Index Fund)	Class I Shares (Columbia Small Cap Index Fund - Class I)
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Small Cap Index Fund) (USD $)	1 year	3 years	5 years	10 years
Class I Shares (Columbia Small Cap Index Fund - Class I)	20	64	113	255

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600�� Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600�� Index.

Different common stocks have different weightings in the S&P SmallCap 600�� Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P SmallCap 600�� Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P SmallCap 600�� Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600�� Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P SmallCap 600�� Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600�� Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600�� Index, and by the timing and amount of shareholder purchases and redemptions.

The Investment Manager may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[4]
Year by Year Total Return (%) as of December 31 Each Year	[4]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  21.13%

Worst: 4th quarter 2008: -24.99%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P SmallCap 600�� Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

Average Annual Total Returns (Columbia Small Cap Index Fund) Class Z Shares	1 year	5 years	10 years
(Columbia Small Cap Index Fund - Class I)	26.06%	4.60%	7.44%
returns after taxes on distributions (Columbia Small Cap Index Fund - Class I)	25.77%	3.26%	6.48%
returns after taxes on distributions and sale of Fund shares (Columbia Small Cap Index Fund - Class I)	17.29%	3.62%	6.25%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -10.20%
[2]	Year-to-date return as of September 30, 2011: -16.57%
[3]	Year-to-date return as of September 30, 2011: -8.78%
[4]	Year-to-date return as of September 30, 2011: -13.97%

(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund)
Investment Objective
The Fund seeks total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Convertible Securities Fund - Classes R & W) (Columbia Convertible Securities Fund)	Class R Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Convertible Securities Fund - Classes R & W) (Columbia Convertible Securities Fund)		Class R Shares	Class W Shares
Management fees	[1]	0.82%	0.82%
Distribution and/or service (Rule 12b-1) fees		0.50%	0.25%
Other expenses	[2]	0.25%	0.25%
Total annual Fund operating expenses		1.57%	1.32%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Convertible Securities Fund) (Columbia Convertible Securities Fund - Classes R & W) (USD $)	1 year	3 years	5 years	10 years
Class R Shares	160	496	855	1,867
Class W Shares	134	418	723	1,590

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as "junk bonds." The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Investment Manager considers a number of factors in identifying investment opportunities and constructing the Fund's portfolio, including, among others:

  overall economic and market conditions;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

  the characteristics of the security, including its conversion feature.

The Investment Manager tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Investment Manager also may convert securities to common shares when it believes it's appropriate to do so.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Short Sales Risk ��� A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R shares and Class W shares of the Fund commenced operations as of the date of this prospectus; therefore, performance information for these share classes is not yet available. The returns shown in the bar chart for all periods are the returns of Class A shares of the Fund, which are not offered in this prospectus, and the average annual total return table includes the returns of Class A shares (without applicable sales charges). Class R shares and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class R shares or Class W shares and Class A shares, respectively. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

[1]
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  12.42%

Worst: 4th quarter 2008: -17.91%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Average Annual Total Returns (Columbia Convertible Securities Fund) Class A Shares	1 year	5 years	10 years
(Columbia Convertible Securities Fund - Classes R & W)	12.18%	3.03%	3.37%
returns after taxes on distributions (Columbia Convertible Securities Fund - Classes R & W)	10.97%	1.41%	1.92%
returns after taxes on distributions and sale of Fund shares (Columbia Convertible Securities Fund - Classes R & W)	8.01%	1.94%	2.21%
Returns before taxes (without sales charges) (Columbia Convertible Securities Fund - Classes R & W)	19.05%	4.26%	3.98%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -10.20%

(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II)
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Growth Fund II)	Class I Shares (Columbia Small Cap Growth Fund II - Class I)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Growth Fund II)		Class I Shares (Columbia Small Cap Growth Fund II - Class I)
Management fees	[1]	0.82%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.10%
Total annual Fund operating expenses		0.92%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Small Cap Growth Fund II) (USD $)	1 year	3 years	5 years	10 years
Class I Shares (Columbia Small Cap Growth Fund II - Class I)	94	293	509	1,131

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $48 million and $3.7 billion as of October 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[1]
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  4th quarter 2001:  20.78%

Worst: 4th quarter 2008: -28.48%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns (Columbia Small Cap Growth Fund II) Class Z Shares	1 year	5 years	10 years
(Columbia Small Cap Growth Fund II - Class I)	27.95%	3.80%	2.16%
returns after taxes on distributions (Columbia Small Cap Growth Fund II - Class I)	27.95%	2.07%	1.14%
returns after taxes on distributions and sale of Fund shares (Columbia Small Cap Growth Fund II - Class I)	18.17%	2.76%	1.59%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -16.57%

(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund)
Investment Objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500�� Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Large Cap Index Fund)	Class I Shares (Columbia Large Cap Index Fund - Class I)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Large Cap Index Fund)	Class I Shares (Columbia Large Cap Index Fund - Class I)
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Large Cap Index Fund) (USD $)	1 year	3 years	5 years	10 years
Class I Shares (Columbia Large Cap Index Fund - Class I)	20	64	113	255

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor's (S&P) 500�� Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500�� Index.

Different common stocks have different weightings in the S&P 500�� Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P 500�� Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P 500�� Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Investment Manager, which is currently included in the S&P 500�� Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500�� Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P 500�� Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500�� Index, changes in the number of shares issued by the companies represented in the S&P 500�� Index, and by the timing and amount of shareholder purchases and redemptions.

The Investment Manager may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[1]
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  15.86%

Worst: 4th quarter 2008: -21.97%

Average Annual Total Return as of December 31, 2010
The table compares the Fund's returns for each period with those of the S&P 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Average Annual Total Returns (Columbia Large Cap Index Fund) Class Z Shares	1 year	5 years	10 years
(Columbia Large Cap Index Fund - Class I)	14.88%	2.18%	1.23%
returns after taxes on distributions (Columbia Large Cap Index Fund - Class I)	14.59%	1.84%	0.84%
returns after taxes on distributions and sale of Fund shares (Columbia Large Cap Index Fund - Class I)	10.05%	1.81%	0.89%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -8.78%

(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund)
Investment Objective
The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) SmallCap 600�� Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Small Cap Index Fund)	Class I Shares (Columbia Small Cap Index Fund - Class I)
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Small Cap Index Fund)	Class I Shares (Columbia Small Cap Index Fund - Class I)
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Small Cap Index Fund) (USD $)	1 year	3 years	5 years	10 years
Class I Shares (Columbia Small Cap Index Fund - Class I)	20	64	113	255

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600�� Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600�� Index.

Different common stocks have different weightings in the S&P SmallCap 600�� Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P SmallCap 600�� Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P SmallCap 600�� Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600�� Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P SmallCap 600�� Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600�� Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600�� Index, and by the timing and amount of shareholder purchases and redemptions.

The Investment Manager may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[1]
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  21.13%

Worst: 4th quarter 2008: -24.99%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the S&P SmallCap 600�� Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

Average Annual Total Returns (Columbia Small Cap Index Fund) Class Z Shares	1 year	5 years	10 years
(Columbia Small Cap Index Fund - Class I)	26.06%	4.60%	7.44%
returns after taxes on distributions (Columbia Small Cap Index Fund - Class I)	25.77%	3.26%	6.48%
returns after taxes on distributions and sale of Fund shares (Columbia Small Cap Index Fund - Class I)	17.29%	3.62%	6.25%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

[1]	Year-to-date return as of September 30, 2011: -13.97%

Shareholder Fees	0 Months Ended
Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class R Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class W Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class I Shares
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as a % of offering price
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

Annual Fund Operating Expenses	0 Months Ended
	Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class R Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.57%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class W Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.25%	[2]
Total annual Fund operating expenses	1.32%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class I Shares
Operating Expenses:
Management fees	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.10%	[2]
Total annual Fund operating expenses	0.92%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.20%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.20%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

Annual Total Returns	0 Months Ended
Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	(7.90%)
Annual Return 2002	(9.63%)
Annual Return 2003	25.95%
Annual Return 2004	10.85%
Annual Return 2005	3.22%
Annual Return 2006	9.73%
Annual Return 2007	6.39%
Annual Return 2008	(33.44%)
Annual Return 2009	33.17%
Annual Return 2010	19.05%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(12.00%)
Annual Return 2002	(27.76%)
Annual Return 2003	37.40%
Annual Return 2004	10.22%
Annual Return 2005	6.70%
Annual Return 2006	12.34%
Annual Return 2007	13.02%
Annual Return 2008	(40.85%)
Annual Return 2009	25.40%
Annual Return 2010	27.95%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(12.20%)
Annual Return 2002	(22.39%)
Annual Return 2003	28.28%
Annual Return 2004	10.73%
Annual Return 2005	4.82%
Annual Return 2006	15.65%
Annual Return 2007	5.37%
Annual Return 2008	(37.08%)
Annual Return 2009	26.41%
Annual Return 2010	14.88%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	6.06%
Annual Return 2002	(15.18%)
Annual Return 2003	38.35%
Annual Return 2004	22.33%
Annual Return 2005	7.46%
Annual Return 2006	14.90%
Annual Return 2007	(0.39%)
Annual Return 2008	(30.84%)
Annual Return 2009	25.52%
Annual Return 2010	26.06%

Average Annual Total Returns	0 Months Ended
Nov. 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	16.77%
5 years	5.71%
10 years	4.97%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares
Average Annual Return:
1 year	12.18%
5 years	3.03%
10 years	3.37%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	10.97%
5 years	1.41%
10 years	1.92%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	8.01%
5 years	1.94%
10 years	2.21%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | Returns before taxes (without sales charges)
Average Annual Return:
1 year	19.05%
5 years	4.26%
10 years	3.98%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	29.09%
5 years	5.30%
10 years	3.78%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Average Annual Return:
1 year	27.95%
5 years	3.80%
10 years	2.16%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	27.95%
5 years	2.07%
10 years	1.14%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	18.17%
5 years	2.76%
10 years	1.59%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	15.06%
5 years	2.29%
10 years	1.41%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares
Average Annual Return:
1 year	14.88%
5 years	2.18%
10 years	1.23%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	14.59%
5 years	1.84%
10 years	0.84%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	10.05%
5 years	1.81%
10 years	0.89%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | S&P Small Cap 600�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	26.31%
5 years	4.64%
10 years	7.66%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares
Average Annual Return:
1 year	26.06%
5 years	4.60%
10 years	7.44%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 year	25.77%
5 years	3.26%
10 years	6.48%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	17.29%
5 years	3.62%
10 years	6.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2011
Prospectus Date	rr_ProspectusDate	Nov 16, 2011
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class R or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to an additional 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as "junk bonds." The Fund also may invest in other equity securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), looks for opportunities to participate in the potential growth of underlying common stocks, while seeking to earn income that is generally higher than the income those stocks provide. The Fund may sell common stocks short against positions in which the Fund has directly invested in convertible securities with no more than 10% of its assets.

The Investment Manager considers a number of factors in identifying investment opportunities and constructing the Fund's portfolio, including, among others:

  overall economic and market conditions;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and

  the characteristics of the security, including its conversion feature.

The Investment Manager tries to limit conversion costs and generally sells securities when they take on the trading characteristics of the underlying common stock. The Investment Manager also may convert securities to common shares when it believes it's appropriate to do so.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Convertible Securities Risk ��� Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert. Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

  Low and Below Investment Grade Securities Risk ��� Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor's, a division of the McGraw-Hill Companies, Inc. (S&P), or Fitch, Inc. (Fitch) or Baa by Moody's Investors Service, Inc. (Moody's)), or that are below investment grade (which are commonly referred to as "junk bonds") (e.g., BB or below by S&P or Fitch or Ba by Moody's) are more speculative than securities with higher ratings and may experience greater price fluctuations. These securities tend to be more sensitive to credit risk than higher-rated securities, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities. These securities typically pay a premium ��� a higher interest rate or yield ��� because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody's, S&P and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

  Interest Rate Risk ��� Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk ��� Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Short Sales Risk ��� A short sale generally involves the sale by the Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Fund of a security it does own. In order to short sell a common stock, the Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Fund. Therefore, the Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur or that an event may occur. The Fund's use of short sales in effect "leverages" the Fund, as the Fund may use the cash proceeds from short sales to invest in additional long positions. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. In addition, the Fund will incur additional expenses by engaging in short sales in the form of transaction costs, and interest and dividend expenses paid to the lender of the security.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R shares and Class W shares of the Fund commenced operations as of the date of this prospectus; therefore, performance information for these share classes is not yet available. The returns shown in the bar chart for all periods are the returns of Class A shares of the Fund, which are not offered in this prospectus, and the average annual total return table includes the returns of Class A shares (without applicable sales charges). Class R shares and Class W shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class R shares or Class W shares and Class A shares, respectively. If differences in expenses were reflected, the performance for Class R shares would be lower than the performance shown for Class A shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[3]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

			[3]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  3rd quarter 2009:  12.42%

Worst: 4th quarter 2008: -17.91%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the BofAML All Convertibles All Qualities Index, which measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | BofAML All Convertibles All Qualities Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.77%
5 years	rr_AverageAnnualReturnYear05	5.71%
10 years	rr_AverageAnnualReturnYear10	4.97%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(7.90%)
Annual Return 2002	rr_AnnualReturn2002	(9.63%)
Annual Return 2003	rr_AnnualReturn2003	25.95%
Annual Return 2004	rr_AnnualReturn2004	10.85%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	9.73%
Annual Return 2007	rr_AnnualReturn2007	6.39%
Annual Return 2008	rr_AnnualReturn2008	(33.44%)
Annual Return 2009	rr_AnnualReturn2009	33.17%
Annual Return 2010	rr_AnnualReturn2010	19.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -10.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	3rd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.91%)
1 year	rr_AverageAnnualReturnYear01	12.18%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	3.37%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.97%
5 years	rr_AverageAnnualReturnYear05	1.41%
10 years	rr_AverageAnnualReturnYear10	1.92%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.01%
5 years	rr_AverageAnnualReturnYear05	1.94%
10 years	rr_AverageAnnualReturnYear10	2.21%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class A Shares | Returns before taxes (without sales charges)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.05%
5 years	rr_AverageAnnualReturnYear05	4.26%
10 years	rr_AverageAnnualReturnYear10	3.98%
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,867
(Columbia Convertible Securities Fund - Classes R & W) | (Columbia Convertible Securities Fund) | Class W Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 147% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $48 million and $3.7 billion as of October 31, 2011). The Fund normally invests in common stocks and may invest up to 20% of its total assets in foreign securities.

Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund's portfolio. The Investment Manager considers, among other factors:

  overall economic and market conditions; and

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

The Investment Manager may sell a security when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk ��� Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Technology Sector Risk ��� Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies' securities historically have been more volatile than other securities, especially over the short term. Because the Fund invests a significant portion of its net assets in the equity securities of technology companies, the Fund's price may be more volatile than a fund that is invested in a more diverse range of market sectors.

  Sector Risk ��� At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

  Foreign Securities Risk ��� Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[4]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[4]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  4th quarter 2001:  20.78%

Worst: 4th quarter 2008: -28.48%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the Russell 2000 Growth Index, which measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	29.09%
5 years	rr_AverageAnnualReturnYear05	5.30%
10 years	rr_AverageAnnualReturnYear10	3.78%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.82%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	509
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,131
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(12.00%)
Annual Return 2002	rr_AnnualReturn2002	(27.76%)
Annual Return 2003	rr_AnnualReturn2003	37.40%
Annual Return 2004	rr_AnnualReturn2004	10.22%
Annual Return 2005	rr_AnnualReturn2005	6.70%
Annual Return 2006	rr_AnnualReturn2006	12.34%
Annual Return 2007	rr_AnnualReturn2007	13.02%
Annual Return 2008	rr_AnnualReturn2008	(40.85%)
Annual Return 2009	rr_AnnualReturn2009	25.40%
Annual Return 2010	rr_AnnualReturn2010	27.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -16.57%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	4th quarter 2001:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.48%)
1 year	rr_AverageAnnualReturnYear01	27.95%
5 years	rr_AverageAnnualReturnYear05	3.80%
10 years	rr_AverageAnnualReturnYear10	2.16%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.95%
5 years	rr_AverageAnnualReturnYear05	2.07%
10 years	rr_AverageAnnualReturnYear10	1.14%
(Columbia Small Cap Growth Fund II - Class I) | (Columbia Small Cap Growth Fund II) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.17%
5 years	rr_AverageAnnualReturnYear05	2.76%
10 years	rr_AverageAnnualReturnYear10	1.59%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) 500�� Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor's (S&P) 500�� Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500�� Index.

Different common stocks have different weightings in the S&P 500�� Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P 500�� Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P 500�� Index. The Fund may buy shares of Ameriprise Financial, Inc., an affiliate of the Investment Manager, which is currently included in the S&P 500�� Index, subject to certain restrictions.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P 500�� Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P 500�� Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500�� Index, changes in the number of shares issued by the companies represented in the S&P 500�� Index, and by the timing and amount of shareholder purchases and redemptions.

The Investment Manager may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[5]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  15.86%

Worst: 4th quarter 2008: -21.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table compares the Fund's returns for each period with those of the S&P 500�� Index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | S&P 500�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	1.41%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	255
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(12.20%)
Annual Return 2002	rr_AnnualReturn2002	(22.39%)
Annual Return 2003	rr_AnnualReturn2003	28.28%
Annual Return 2004	rr_AnnualReturn2004	10.73%
Annual Return 2005	rr_AnnualReturn2005	4.82%
Annual Return 2006	rr_AnnualReturn2006	15.65%
Annual Return 2007	rr_AnnualReturn2007	5.37%
Annual Return 2008	rr_AnnualReturn2008	(37.08%)
Annual Return 2009	rr_AnnualReturn2009	26.41%
Annual Return 2010	rr_AnnualReturn2010	14.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -8.78%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
1 year	rr_AverageAnnualReturnYear01	14.88%
5 years	rr_AverageAnnualReturnYear05	2.18%
10 years	rr_AverageAnnualReturnYear10	1.23%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.59%
5 years	rr_AverageAnnualReturnYear05	1.84%
10 years	rr_AverageAnnualReturnYear10	0.84%
(Columbia Large Cap Index Fund - Class I) | (Columbia Large Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.05%
5 years	rr_AverageAnnualReturnYear05	1.81%
10 years	rr_AverageAnnualReturnYear10	0.89%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor's (S&P) SmallCap 600�� Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class I shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Remember this is an example only. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P SmallCap 600�� Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P SmallCap 600�� Index.

Different common stocks have different weightings in the S&P SmallCap 600�� Index, depending on the amount of stock outstanding and the stock's current price. In seeking to match the performance of the S&P SmallCap 600�� Index, Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), attempts to allocate the Fund's assets among common stocks in approximately the same weightings as the S&P SmallCap 600�� Index.

The Fund attempts to achieve at least a 95% correlation between the performance of the S&P SmallCap 600�� Index and the Fund's investment results, before fees and expenses. The Fund's ability to track the S&P SmallCap 600�� Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P SmallCap 600�� Index, changes in the number of shares issued by the companies represented in the S&P SmallCap 600�� Index, and by the timing and amount of shareholder purchases and redemptions.

The Investment Manager may sell a stock when the stock's percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Investment Strategy Risk ��� The Investment Manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Investment Manager in using these strategies may not produce the returns expected by the Investment Manager, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk ��� Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Index Risk ��� The Fund's value will generally decline when the performance of its targeted index declines. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund's performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

  Derivatives Risk ��� Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500�� Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Smaller Company Securities Risk ��� Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Quantitative Model Risk ��� The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Investment Manager's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Investment Manager or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class I shares of the Fund commenced operations as of the date of this prospectus, and therefore performance information for Class I shares is not yet available. The returns shown for all periods are the returns of Class Z shares of the Fund, which are not offered in this prospectus. Class I would have annual returns substantially similar to those of Class Z shares because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown for Class Z shares have not been adjusted to reflect any differences in expenses between Class I and Class Z shares. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year	[6]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows you how the performance of the Fund's Class Z shares has varied from year to year.	[6]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best and Worst Quarterly Returns During this Period

Best:  2nd quarter 2009:  21.13%

Worst: 4th quarter 2008: -24.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table compares the Fund's returns for each period with those of the S&P SmallCap 600�� Index, that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, the NYSE Amex and the NASDAQ.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | S&P Small Cap 600�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	26.31%
5 years	rr_AverageAnnualReturnYear05	4.64%
10 years	rr_AverageAnnualReturnYear10	7.66%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	255
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	6.06%
Annual Return 2002	rr_AnnualReturn2002	(15.18%)
Annual Return 2003	rr_AnnualReturn2003	38.35%
Annual Return 2004	rr_AnnualReturn2004	22.33%
Annual Return 2005	rr_AnnualReturn2005	7.46%
Annual Return 2006	rr_AnnualReturn2006	14.90%
Annual Return 2007	rr_AnnualReturn2007	(0.39%)
Annual Return 2008	rr_AnnualReturn2008	(30.84%)
Annual Return 2009	rr_AnnualReturn2009	25.52%
Annual Return 2010	rr_AnnualReturn2010	26.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of September 30, 2011: -13.97%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	2nd quarter 2009:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	4th quarter 2008:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.99%)
1 year	rr_AverageAnnualReturnYear01	26.06%
5 years	rr_AverageAnnualReturnYear05	4.60%
10 years	rr_AverageAnnualReturnYear10	7.44%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	25.77%
5 years	rr_AverageAnnualReturnYear05	3.26%
10 years	rr_AverageAnnualReturnYear10	6.48%
(Columbia Small Cap Index Fund - Class I) | (Columbia Small Cap Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.29%
5 years	rr_AverageAnnualReturnYear05	3.62%
10 years	rr_AverageAnnualReturnYear10	6.25%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Year-to-date return as of September 30, 2011: -10.20%
[4]	Year-to-date return as of September 30, 2011: -16.57%
[5]	Year-to-date return as of September 30, 2011: -8.78%
[6]	Year-to-date return as of September 30, 2011: -13.97%